Shareholder Report, Holdings (Details)	May 31, 2026
C000222697 | Top10HoldingT. Rowe Price Equity Index 500 FundBNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000222697 | Top10HoldingT. Rowe Price International Equity Index FundBNY-87283X102
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000222697 | Top10HoldingT. Rowe Price Growth Stock FundBNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000222697 | Top10HoldingT. Rowe Price Value FundBNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000222697 | Top10HoldingT. Rowe Price Real Assets FundBNY-87279W308
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000222697 | Top10HoldingT. Rowe Price International Value Equity FundBNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000222697 | Top10HoldingT. Rowe Price International Stock FundBNY-87281D843
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000222697 | Top10HoldingT. Rowe Price Emerging Markets Discovery Stock FundBNY-87281D884
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000222697 | Top10HoldingT. Rowe Price Emerging Markets Stock FundBNY-87281D876
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000222697 | Top10HoldingT. Rowe Price Mid-Cap Index FundBNY-779552702
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000222697 | Sector0BNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	69.20%
C000222697 | Sector0BNY-87283X102
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000222697 | Sector0BNY-87283F705
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000222697 | Sector0BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000222697 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000222696 | Top10HoldingT. Rowe Price Equity Index 500 FundBNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000222696 | Top10HoldingT. Rowe Price International Equity Index FundBNY-87283X102
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000222696 | Top10HoldingT. Rowe Price Growth Stock FundBNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000222696 | Top10HoldingT. Rowe Price Value FundBNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000222696 | Top10HoldingT. Rowe Price Real Assets FundBNY-87279W308
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000222696 | Top10HoldingT. Rowe Price International Value Equity FundBNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000222696 | Top10HoldingT. Rowe Price International Stock FundBNY-87281D843
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000222696 | Top10HoldingT. Rowe Price Emerging Markets Discovery Stock FundBNY-87281D884
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000222696 | Top10HoldingT. Rowe Price Emerging Markets Stock FundBNY-87281D876
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000222696 | Top10HoldingT. Rowe Price Mid-Cap Index FundBNY-779552702
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000222696 | Sector0BNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	69.20%
C000222696 | Sector0BNY-87283X102
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000222696 | Sector0BNY-87283F705
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000222696 | Sector0BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000222696 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.40%